iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares U.S. Fixed Income Balanced Risk Factor ETF (FIBR) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares U.S. Fixed Income Balanced Risk Factor ETF	iShares U.S. Fixed Income Balanced Risk Systematic ETF

Current Portfolio Managers	New Portfolio Managers

James Mauro and Scott Radell	James Mauro, Scott Radell and Jeff Rosenberg
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑FIBR‑1223

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares High Yield Bond Factor ETF (HYDB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares High Yield Bond Factor ETF	iShares High Yield Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock High Yield Defensive Bond Index	BlackRock High Yield Systematic Bond Index

Current Portfolio Managers	New Portfolio Managers

James Mauro and Scott Radell	James Mauro, Scott Radell and Jeff Rosenberg
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑HYDB‑1223

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares Investment Grade Bond Factor ETF (IGEB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares Investment Grade Bond Factor ETF	iShares Investment Grade Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock Investment Grade Enhanced Bond Index	BlackRock Investment Grade Systematic Bond Index

Current Portfolio Managers	New Portfolio Managers

James Mauro and Scott Radell	James Mauro, Scott Radell and Jeff Rosenberg
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑IGEB‑1223

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated December 15, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”)
for the iShares USD Bond Factor ETF (USBF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The below changes for the Fund are expected to be implemented on or around January 26, 2024, including corresponding changes throughout the Summary Prospectus, Prospectus and SAI:

Current Fund Name	New Fund Name

iShares USD Bond Factor ETF	iShares USD Systematic Bond ETF

Current Underlying Index Name	Modified Name of Underlying Index

BlackRock USD Bond Factor Index	BlackRock USD Systematic Bond Index

Current Portfolio Managers	New Portfolio Managers

James Mauro and Scott Radell	James Mauro, Scott Radell and Jeff Rosenberg
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑USBF‑1223

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE